Revenue - Contract - Summary of provision of construction loss explanatory (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Of Construction Loss Explanatory [Line Items]
Provision for construction loss	₩ 53,349	₩ 50,574
Infrastructure - construction segment [Member]
Disclosure Of Provision Of Construction Loss Explanatory [Line Items]
Provision for construction loss	52,492	48,825
Other Segment [Member]
Disclosure Of Provision Of Construction Loss Explanatory [Line Items]
Provision for construction loss	₩ 857	₩ 1,749